Summary of Significant Accounting Policies - Restricted cash (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Restricted cash balances	$ 302,970	$ 1,004,142	$ 720,703
Restricted cash balances, long term		$ 0	$ 300,000